USE OF JUDGEMENTS AND ESTIMATES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Vessel age considered for recycling			20 years
Depreciation	$ 112,642	$ 80,780
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 29,300
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period			25 years
Vessels and equipment | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	20 years